Restructuring Charges and Asset Impairments (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring Charges and Asset Impairments [Abstract]
Restructuring Charges and Asset Impairments
		Occupant
	Chassis	Safety		Automotive
	Systems	Systems	Electronics	Components
	Segment	Segment	Segment	Segment	Corporate	Total

	(Dollars in millions)
Severance and other charges	$64	$20	$-	$7	$-	$91
Asset impairments related to restructuring activities	2	-	-	-	-	2
Total restructuring charges	66	20	-	7	-	93
Other asset impairments	2	-	-	-	-	2
Total restructuring charges and asset impairments	$68	$20	$-	$7	$-	$95

		Occupant
	Chassis	Safety		Automotive
	Systems	Systems	Electronics	Components
	Segment	Segment	Segment	Segment	Corporate	Total

	(Dollars in millions)
Severance and other charges	$-	$9	$1	$10	$-	$20
Asset impairments related to restructuring activities	-	-	-	1	-	1
Total restructuring charges	-	9	1	11	-	21
Other asset impairments	6	-	-	-	-	6
Total restructuring charges and asset impairments	$6	$9	$1	$11	$-	$27

		Occupant
	Chassis	Safety		Automotive
	Systems	Systems	Electronics	Components
	Segment	Segment	Segment	Segment	Corporate	Total

	(Dollars in millions)
Severance and other charges	$13	$23	$(1)	$11	$1	$47
Curtailment gains - net	(1)	-	-	-	-	(1)
Asset impairments related to restructuring activities	(4)	-	-	-	-	(4)
Total restructuring charges	8	23	(1)	11	1	42
Other asset impairments	2	-	-	1	-	3
Total restructuring charges and asset impairments	$10	$23	$(1)	$12	$1	$45

Movement of Restructuring Reserves for Severance and Other Charges Including Reserves Related to Severance-Related Postemployment Benefits
Restructuring Reserves

The following table illustrates the movement of the restructuring reserves for severance and other charges, including reserves related to severance-related postemployment benefits for both periods presented:

	Years Ended December 31,
	2012	2011

	(Dollars in millions)

Beginning balance	$59	$80
Current period accruals, net of changes in estimates	88	20
Increase in accrual due to business acquisition	-	6
Used for purposes intended	(26)	(48)
Effects of foreign currency translation and transfers	-	1
Ending balance	$121	$59